UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on June 30, 2002 pursuant to a request for confidential treatment for which confidential treatment expired on December 31, 2002.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 1 North Wacker, 32nd Floor
         Chicago, IL 60606

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 525-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   December 30, 2002


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13
                                         --

Form 13F Information Table Value Total:  136,969,000
                                         -----------


List of Other Included Managers:  None


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


------------------------------------------------------------------------------------------------------------------------------------
                                       TITLE/                    VALUE      SHRS OR     SHR/         INVEST            VOTING
         NAME OF ISSUER                CLASS          CUSIP     (X1000)     PRN AMT     PRN    OPT   DISCRT    SOLE    SHARED  OTHER
------------------------------------------------------------------------------------------------------------------------------------
AT&T CDA INC                        DEPSRCPTCLB     00207Q202    3900       125300      SH           DEFINED    0      125300    0
AT&T CDA INC                            COM         00207Q202     118         500       SH    CALL   DEFINED    0       500      0
AT&T CDA INC                            COM         00207Q202     142        1000       SH     PUT   DEFINED    0       1000     0
IMMUNEX CORP NEW                        COM         452528102    13694      620000      SH           DEFINED    0      620000    0
IVEX PACKAGING CORP DEL                 COM         465855104    9728       426100      SH           DEFINED    0      426100    0
AES TR III                           PFDCV6.75%     00808N202    2635       135300      SH           DEFINED    0      135300    0
AMERICAN INTL GROUP INC               DBCV11/0      026874AP2    17261     28300000     SH           DEFINED    0     28300000   0
COMCAST CORP                            COM         200300200     101        2000       SH     PUT   DEFINED    0       2000     0
ECHOSTAR COMMUNICATIONS NEW        NOTE4.875%1/0    278762AD1    6811       9000000     SH           DEFINED    0     9000000    0
IDEC PHARMACEUTICALS CORP             NOTE2/1       449370AC9    40088     27041000     SH           DEFINED    0     27041000   0
INCO LTD                              NOTE3/2       453258AM7    13012     20000000     SH           DEFINED    0     20000000   0
KERR MCGEE CORP                    SDVC5.250%2/1    492386AP2    18400     16600000     SH           DEFINED    0     16600000   0
TRANSOCEAN SEDCO FOREX INC         DBCV1.500%5/1    893830AD1    11079     12200000     SH           DEFINED    0     12200000   0

                               TOTAL MARKET VALUE =        $136,969,000.00

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